27 Other payables (Tables)	12 Months Ended
Dec. 31, 2020
Other Payables
Schedule of other payables
	Note	12.31.20	12.31.19
Non-current
ENRE penalties and discounts		6,224	5,353
Financial Lease Liability(1)		61	119
Total Non-current		6,285	5,472

Current
ENRE penalties and discounts		2,675	4,610
Related parties	35.d	15	17
Advances for works to be performed		13	8
Payment agreements with ENRE		-	66
Financial Lease Liability (1)		295	182
Other		1	12
Total Current		2,999	4,895

Schedule of financial lease liability
The development of the financial lease liability is as follows:

	12.31.20	12.31.19
Balance at beginning of year	301	-
Incorporation by adoption of IFRS 16	-	574
Increase	246	4
Payments	(686)	(289)
Exchange difference and gain on net monetary position	495	12
Balance at end of the year	356	301

Schedule of future minimum lease payments	As of December 31, 2020, future minimum payments with respect to finance leases are those detailed below:
	12.31.20	12.31.19
2021	296	188
2022	41	4
2023	20	-
Total future minimum lease payments	357	192

Schedule of future minimum collections with respect to operating assignments

As of December 31, 2020 and 2019, future minimum collections with respect to operating assignments of use are those detailed below.

	12.31.20	12.31.19
2021	474	442
2022	472	-
Total future minimum lease collections	946	442